General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
		Year ended December 31,
	2022	2021
	$	$
Wages, benefits and consulting	(6,515)	(7,594)
Office, rent and administration	(1,324)	(1,192)
Professional and legal	(724)	(589)
Share-based compensation	(1,646)	(3,175)
Travel, marketing, investor relations and regulatory	(745)	(779)
Depreciation	(146)	(148)
Total G&A expense	(11,100)	(13,477)